As filed with the Securities and Exchange Commission on November 7, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. # J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424)-237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2014

Item 1. Reports to Stockholders.

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund
Jacob Wisdom Fund

Annual Report
August 31, 2014

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Wisdom Fund is a mutual fund with the primary investment objective to maximize total investment return consisting of a combination of income and capital appreciation.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1	Financial Highlights	34
Industry Breakdown	5	Notes to the Financial Statements	43
Schedules of Investments	14	Report of Independent Registered Public
Statements of Assets and Liabilities	26	Accounting Firm	59
Statements of Operations	28	Additional Information on Fund Expenses	60
Statements of Changes in Net Assets	30	Additional Information	63

Dear Fellow Investors,

The fiscal year ending August 31, 2014 was exceptionally strong for the major stock indexes, with the S&P 500 Index up 25.25% and the NASDAQ Composite Index up 29.22%.  During this period, it was especially noteworthy that there was a sizeable gap in performance between large cap stocks, as measured by the S&P 500 Index and small cap stocks, as measured by the Russell 2000 Growth Index.  The returns were 25.25% and 17.30%, respectively.  The market shift in favor of large cap stocks was challenging for us since our Funds (with the exception of the Jacob Wisdom Fund) tend to be heavily weighted toward smaller and more aggressive companies.

While a market that favors large cap stocks does happen from time to time, it is far from typical.  As such, the recent trend does not dissuade us from continuing our usual investment approach, which includes taking positions in smaller, earlier-stage companies.

There are signs that the economy is picking up steam and, going forward, we expect the economy to maintain higher growth rates heading into 2015.  The Federal Open Market Committee (“FOMC”) of the Fed recently reaffirmed its view that a highly accommodative stance of monetary policy remains appropriate, and we at Jacob Funds believe the Fed is unlikely to raise the target range for the federal funds (interest) rate substantially for a considerable amount of time.  Though companies as a whole have generally been posting healthy profits, they are still exhibiting post-recession caution in their hiring and investment decisions.  Similarly, middle class consumers have also demonstrated a good deal of caution in their spending patterns, which should come as little surprise given that wage growth as a percentage of Gross Domestic Product (“GDP”) continues to compress despite the favorable employment numbers.  In addition, troubles abroad, including Europe’s experimentation with its own brand of quantitative easing, are likely to engender capital flight into U.S. fixed income assets.  All of this could add up to a Goldilocks scenario for domestic equity investors (i.e., sustained moderate economic growth), and thus a potential recipe for positive total and relative returns in the near term.

Jacob Internet Fund

Jacob Internet Fund was up 18.37% for the fiscal year ended August 31, 2014, though the NASDAQ returned 29.22%.  As stated earlier, the main contributor to underperformance was the unusual market preference toward larger cap stocks this year.  While the Fund’s top holdings are large companies, we still keep a significant portion of our holdings in small and mid-cap companies.

Apple and Facebook, two of the Fund’s largest positions, were both top performers.  Yahoo, another large cap name, has been a very rewarding investment in the high-growth Chinese e-commerce market, hitting a new high ahead of Alibaba’s historic IPO in September (Yahoo held a 22.4% stake, which will be reduced by about 5% after the IPO).  Tencent also performed very well heading into August, sharing in investor excitement over Chinese Internet plays.

We took advantage of the sizable spring correction to add some new holdings at attractive valuations.  We purchased Amazon and Twitter, two companies we have long admired, after significant price drops.

Another new addition is Applied Optoelectronics, a provider of fiber-optic networking products for cable, telecom and data centers.  It is an important supplier to the new fiber to home initiatives, as well as the continued investments in new data centers.  Specifically, they should benefit from the Google Fiber build-out, which is expected to expand to 34 additional cities over the next several years, from the current three.  Google’s move to offer higher network speeds will likely lead to a competitive response from cable companies, many of which also use Applied’s technology.

We also bought Numerex, a provider of machine-to-machine solutions, an investment that aims to capitalize on the revolutionary growth of the “Internet of Things” (i.e., advanced connectivity of devices, systems, and services), enabling companies to achieve new efficiencies in all aspects of their operations.

Jacob Small Cap Growth Fund

Jacob Small Cap Growth Fund also faced headwinds from the market shift toward larger cap stocks.  The Investor Class was up 7.26% during the year ended August 31, 2014, versus the Russell 2000 Growth Index, which returned 17.30%.

TearLab contributed to the Fund’s underperformance (also held in Jacob Micro Cap Growth Fund).  Though the company was able to quickly ramp up and distribute its innovative testing system for ophthalmologists, initial utilization rates among doctors were disappointingly low.  Management has taken corrective steps to re-incentivize its sales force and better educate doctors on the tests.  They’ve formed a dedicated team to help physicians with insurance reimbursement.  We believe the company will overcome initial stumbles in execution and are sticking with this opportunity.

We trimmed our position in Rally Software, provider of cloud-based enterprise software (also held in Jacob Micro Cap Growth Fund), as we believe the company now faces a more challenging competitive landscape than originally expected.  However, at current price levels, we believe this stock still has significant growth potential.

Energy stocks were among our best performers in the period, including Penn Virginia and Triangle Petroleum, two companies with great potential that have been largely overlooked by Wall Street (also held in Jacob Micro Cap Growth Fund).

E-House, the leading real estate services company in China, had a rocky ride; but, despite extreme volatility, ended the fiscal period up over 80% (also held in Jacob Internet Fund).

Additionally, we took advantage of market volatility to re-purchase shares of Yelp, which we previously had sold when it appreciated beyond the Funds’ market cap limit.  The spring correction caused the price to drop about 50% from its peak, presenting us with the buying opportunity.

Jacob Micro Cap Growth Fund

Jacob Micro Cap Growth Fund was essentially flat for the year ended August 31, 2014, returning -0.25% within its Investor Class, while the Russell Microcap Growth Index was up 13.80% for the year.  Focusing on only the smallest companies, this portfolio really bore the brunt of investors’ flight to large caps.

Healthcare was hit hard earlier in the year, and two early-stage companies in the Fund, Curis and Derma Sciences, performed poorly.  To mitigate our risk in these sectors going forward, we are increasing the number of positions we hold, and keeping each individual position weighting at lower levels.  We are also seeking to invest in early-stage companies outside the drug development space.  A couple of examples are medical device manufacturer iCAD, and cancer diagnostic testing providers, Cancer Genetics and Foundation Medicine.

Aside from healthcare, we added BioAmber, producer of a corn-based substitute for petroleum-based chemicals used in plastics.  Unlike many ‘green’ plays, BioAmber’s business plan has little need for government subsidies to reach profitability since its products provide considerable cost savings for manufacturers.

In the retail sector, we bought Jamba Juice, which is making strides in transitioning toward a healthier image, including a revised menu and a much stronger emphasis on fresh juice.  We also added Pizza Inn, a fast-casual restaurant with a promising new concept called Pie Five Pizza, which has been at the forefront of the trend toward customized gourmet pizzas.  The company has been signing up franchisees at a rapid clip, and the first stores have received very positive reviews online.

Jacob Wisdom Fund

Our conservatively managed Jacob Wisdom Fund returned a robust 17.60% for the year ended August 31, 2014, while the benchmark S&P 500 Index returned 25.25%.  We are pleased that this Fund succeeded in capturing more than two-thirds of the index’s upswing while maintaining its very conservative positioning.  In general, we aim to capture most of the S&P’s return during a market uptrend, while positioning ourselves to minimize losses during market declines.

Apple was a significant driver of growth (also held in the Jacob Internet Fund).  Our largest position, it was also our best performer—returning approximately 47% for the fiscal year.

We made some notable new purchases during the fiscal period ended August 31, 2014.  In July, 2014 we bought Gilead Sciences, best known as the biggest maker of HIV/AIDS drugs.  The company launched a Hepatitis C drug, Sovaldi, which racked up a record $6 billion in sales within six months—the biggest drug launch in history.  The stock is now a top position for us, and we have high expectations as Gilead seeks FDA approval on a second drug, Ledipasvir, which will be used in combination with Sovaldi.

We also bought DirecTV, the second-largest pay TV provider after Comcast.  Due to its pending merger with AT&T, which will create an industry behemoth, DirecTV was a top performer in the S&P 500 last year.  The shares are already up nearly 20% since our purchase.

In addition, we added shares of Eli Lilly, Union Pacific and Viacom.  Another holding, cigarette company Lorillard, was acquired by Reynolds Tobacco at a 40% premium.  We sold two holdings, Coach and Panera, in both cases due to deteriorating fundamentals.

Going forward, we continue to invest in companies that present the best long-term opportunities, and seek to position all four portfolios to thrive regardless of the direction of the overall economy.  Thank you for entrusting us with your investments.

Ryan Jacob
Chairman and Chief Investment Officer

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change.  Forecasts cannot be guaranteed.

Mutual fund investing involves risk; loss of principal is possible.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater in emerging markets.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  There are more specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.  The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility.  Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources.  Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price.  In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer term debt securities.  Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings.  The performance of REITs depends on how well the REIT manages the properties it owns.  Diversification does not assure a profit or protect against loss in a declining market.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security.  Current and future portfolio holdings are subject to risk.

Please refer to the schedule of investments for complete Fund holdings information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.  The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe.  It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market.  It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.  It is not possible to invest directly in an index.

Market capitalization refers to the total market value of a company’s outstanding shares.  Market capitalization is calculated by multiplying the current market price of one share of a company’s stock by the total number of shares outstanding.  “Large Cap” stocks include companies with market capitalization of $10 billion or more.  “Mid Cap” stocks include companies with market capitalization between $2 billion and $10 billion.  “Small Cap” stocks include companies with market capitalization of less than $2 billion.  “Micro Cap” stocks include companies with market capitalization between $50 million and $300 million.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2014
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2014
(as a percentage of total investments)
(Unaudited)

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2014
(as a percentage of total investments)
(Unaudited)

JACOB WISDOM FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2014
(as a percentage of total investments)
(Unaudited)

Comparison of $10,000 Investment in
Jacob Internet Fund vs. Indices (Unaudited)

	Average Annual Total Return
	through August 31, 2014
	One Year	Five Year	Ten Year
Jacob Internet Fund	18.37%	17.78%	11.99%
S&P 500® Index	25.25%	16.88%	8.38%
NASDAQ Composite Index	29.22%	19.37%	10.85%
Bloomberg U.S. Internet Index	24.64%	17.42%	8.68%

The Standard & Poor’s 500® Index (S&P 500®) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The Bloomberg U.S. Internet Index is a capitalization-weighted index comprised of U.S. internet companies that have a market capitalization greater than $250 million.  The returns of the indices are not reduced by any fees or operating expenses.

This chart assumes an initial gross investment of $10,000 made on September 1, 2004 and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Comparison of $10,000 Investment in
Jacob Small Cap Growth Fund Institutional Class vs. Russell 2000 Growth Index (Unaudited)

	Returns as of August 31, 2014
		Annual Return
	One Year	Since Inception
Jacob Small Cap Growth Fund Institutional Class	7.58%	23.82%
Russell 2000 Growth Index	17.30%	27.47%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.

This chart assumes an initial gross investment of $10,000 made on November 12, 2012 (commencement of operations) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Comparison of $10,000 Investment in
Jacob Small Cap Growth Fund Investor Class vs. Russell 2000 Growth Index (Unaudited)

	Returns as of August 31, 2014
			Annual Return
	One Year	Three Year	Since Inception*
Jacob Small Cap Growth Fund Investor Class	7.26%	9.48%	13.46%
Russell 2000 Growth Index	17.30%	19.21%	18.29%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.

This chart assumes an initial gross investment of $10,000 made on February 1, 2010 (date of reorganization) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
_______________
*
Fund performance is shown beginning on February 1, 2010, which is the date the Rockland Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into the Fund and the investment team of Jacob Asset Management of New York LLC (the “Adviser”) took over management of the Predecessor Fund’s portfolio.  The Predecessor Fund was managed by another investment advisory firm.  Performance information prior to February 1, 2010 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

Comparison of $10,000 Investment in
Jacob Micro Cap Growth Fund vs. Indices (Unaudited)

	Returns as of August 31, 2014
		Annual Return
	One Year	Since Inception*
Jacob Micro Cap Growth Fund Institutional Class	0.11%	12.65%
Jacob Micro Cap Growth Fund Investor Class	(0.25)%	12.27%
Russell Microcap Growth Index	13.80%	22.20%
Russell 2000 Growth Index	17.30%	22.54%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market.  It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

This chart assumes an initial gross investment of $10,000 made on October 16, 2012 (the day the Adviser took over exclusive management) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
_______________
*
Fund performance is shown beginning on October 16, 2012, which is when the Adviser’s investment team took over exclusive management of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) (the “Predecessor Fund”), which was reorganized into the Fund on November 12, 2012.  In previous years, the Predecessor Fund was managed by another investment advisory firm, and, from July 9, 2012 through October 15, 2012, it was managed by the Adviser along with the portfolio manager from the prior advisory firm.  Performance information prior to October 16, 2012 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

Comparison of $10,000 Investment in
Jacob Wisdom Fund vs. S&P 500® Index (Unaudited)

	Returns as of August 31, 2014
			Annual Return
	One Year	Three Year	Since Inception*
Jacob Wisdom Fund	17.60%	13.30%	11.28%
S&P 500® Index	25.25%	20.61%	15.68%

The Standard & Poor’s 500® Index (S&P 500®) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The return of the index is not reduced by any fees or operating expenses.

This chart assumes an initial gross investment of $10,000 made on December 1, 2009 (the day the Adviser took over management of the Wisdom Fund) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
_______________
*
Fund performance is shown beginning on December 1, 2009, which is when the Adviser’s investment team took over management of the Wisdom Fund series of New Providence Investment Trust, which was reorganized into the Wisdom Fund on February 18, 2010.  Due to the change in adviser and investment technique, performance is being quoted for the period after the change in management.  Performance information prior to December 1, 2009 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
August 31, 2014

Shares				Value

	COMMON STOCKS		94.8%

	Internet-Commerce	16.0%
3,000	Amazon.com, Inc.*			$1,017,120
10,000	Ctrip.com International Ltd.—ADR*^			641,700
16,000	eBay Inc.*			888,000
160,000	E-House (China) Holdings Ltd.—ADR^			1,774,400
13,000	Expedia, Inc.			1,116,700
36,026	Shutterfly, Inc.*			1,837,686
				7,275,606

	Internet-Infrastructure	43.7%
25,200	Apple Computer, Inc.			2,583,000
52,100	Applied Optoelectronics, Inc.*			1,106,604
5,200	athenahealth Inc.*			751,088
79,800	CEVA, Inc.*			1,209,768
35,000	Cisco Systems, Inc.			874,650
36,700	Cvent, Inc.*			921,904
42,900	Ellie Mae, Inc.*			1,535,820
128,746	Immersion Corp.*			1,349,258
326,791	iPass Inc.*			379,078
48,481	LogMeIn, Inc.*			2,049,777
368,000	Mitek Systems, Inc.*			908,960
105,563	Numerex Corp.*			1,209,224
96,600	Rally Software Development Corp.*			1,114,764
16,000	Red Hat, Inc.*			974,720
19,800	Salesforce.com, Inc.*			1,169,982
8,896	SanDisk Corp.			871,452
173,000	Silicon Image, Inc.*			875,380
				19,885,429

	Internet-Media	35.1%
20,000	Facebook, Inc.*			1,496,400
3,840	Google Inc.*			2,194,944
208,084	Jiayuan.com International Ltd.—ADR^			1,202,725
7,000	LinkedIn Corp.*			1,580,250
38,500	SINA Corp.*^			1,777,930
134,000	Tencent Holdings Ltd. (HK)			2,180,969
9,400	TripAdvisor, Inc.*			931,446
24,000	Twitter, Inc.*			1,194,000

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

Shares				Value

	COMMON STOCKS—(Continued)		94.8%

	Internet-Media—(Continued)	35.1%
54,874	Yahoo! Inc.*			$2,113,198
16,200	Yelp! Inc.*			1,335,204
				16,007,066
	TOTAL COMMON STOCKS (Cost $27,574,723)			43,168,101

	SHORT TERM INVESTMENT		5.3%

	Money Market Fund	5.3%
2,412,965	Fidelity Government Portfolio-Class I, 0.01%(a)			2,412,965
	TOTAL SHORT TERM INVESTMENT (Cost $2,412,965)			2,412,965
	TOTAL INVESTMENTS (Cost $29,987,688)		100.1%	45,581,066
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.1)%	(35,113)
	TOTAL NET ASSETS		100.0%	$45,545,953

*	Non-Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2014

Shares				Value

	COMMON STOCKS		98.3%

	Arts, Entertainment, and Recreation5.1%
50,900	DHX Media Ltd.^			$356,249
17,400	Multimedia Games Holding Co., Inc.*			483,894
				840,143

	Biotech & Pharmaceuticals	16.6%
68,400	Array BioPharma Inc.*			270,180
18,000	Celldex Therapeutics, Inc.*			286,380
47,151	Cempra, Inc.*			498,386
142,125	Curis, Inc.*			248,719
16,500	Esperion Therapeutics, Inc.*			257,235
25,000	Omeros Corp.*			372,750
3,800	Pacira Pharmaceuticals, Inc.*			411,388
32,400	Tetraphase Pharmaceuticals, Inc.*			424,116
				2,769,154

	Energy-Exploration & Production	13.8%
5,800	Carrizo Oil & Gas, Inc.*			363,776
12,000	Matador Resources Co.*			328,320
54,000	Penn Virginia Corp.*			811,080
66,750	Triangle Petroleum Corp.*			800,333
				2,303,509

	Energy-Infrastructure & Services	2.3%
5,700	Chart Industries, Inc.*			381,273

	Financial	2.9%
32,050	HomeTrust Bancshares, Inc.*			483,314

	Health Care Providers & Services	1.0%
7,200	Capital Senior Living Corp.*			164,664

	Industrial	6.8%
13,600	MasTec, Inc.*			414,800
11,600	Mistras Group, Inc.*			248,936
15,000	XPO Logistics, Inc.*			464,550
				1,128,286

	Medical Devices	8.6%
42,556	Derma Sciences, Inc.*			360,449
6,800	DexCom, Inc.*			300,560
9,800	Foundation Medicine, Inc.*			228,046

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

Shares				Value

	COMMON STOCKS—(Continued)		98.3%

	Medical Devices—(Continued)	8.6%
141,300	TearLab Corp.*			$546,831
				1,435,886

	Retail & Restaurants	4.6%
14,200	Steven Madden, Ltd.*			482,658
34,000	Tilly’s Inc.—Class A*			277,100
				759,758

	Technology-Hardware	5.0%
18,700	Applied Optoelectronics, Inc.*			397,188
28,903	CEVA, Inc.*			438,169
				835,357

	Technology-Software & Services	31.6%
13,300	Cvent, Inc.*			334,096
60,000	E-House (China) Holdings Ltd.—ADR^			665,400
15,600	Ellie Mae, Inc.*			558,480
46,529	Immersion Corp.*			487,624
17,525	LogMeIn, Inc.*			740,957
38,832	Numerex Corp.*			444,820
34,600	Rally Software Development Corp.*			399,284
12,983	Shutterfly, Inc.*			662,263
12,800	SINA Corp.*^			591,104
4,500	Yelp! Inc.*			370,890
				5,254,918
	TOTAL COMMON STOCKS (Cost $14,483,351)			16,356,262

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

Share				Value

	SHORT TERM INVESTMENT		1.6%

	Money Market Fund	1.6%
259,212	Fidelity Government Portfolio-Class I, 0.01%(a)			$259,212
	TOTAL SHORT TERM INVESTMENT (Cost $259,212)			259,212
	TOTAL INVESTMENTS (Cost $14,742,563)		99.9%	16,615,474
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.1%	28,491
	TOTAL NET ASSETS		100.0%	$16,643,965

*	Non-Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2014

Shares				Value

	COMMON STOCKS		90.6%

	Arts, Entertainment, and Recreation	3.3%
40,600	DHX Media Ltd.^			$284,159
5,100	Multimedia Games Holding Co., Inc.*			141,831
				425,990

	Biotech & Pharmaceuticals	13.2%
63,000	Array BioPharma Inc.*			248,850
11,954	Cancer Genetics, Inc.*			106,391
35,121	Cempra, Inc.*			371,229
129,739	Curis, Inc.*			227,043
8,500	Esperion Therapeutics, Inc.*			132,515
20,000	Omeros Corp.*			298,200
24,900	Tetraphase Pharmaceuticals, Inc.*			325,941
				1,710,169

	Chemicals	2.9%
30,110	BioAmber, Inc.*			377,880

	Energy-Exploration & Production	7.1%
25,000	Penn Virginia Corp.*			375,500
45,388	Triangle Petroleum Corp.*			544,202
				919,702

	Financial	2.3%
20,000	HomeTrust Bancshares, Inc.*			301,600

	Food & Beverages	2.4%
52,413	Reed’s, Inc.*			313,430

	Health Care Providers & Services	1.2%
7,000	Capital Senior Living Corp.*			160,090

	Industrial	6.1%
17,378	CECO Environmental Corp.			244,335
55,000	Energy Recovery, Inc.*			260,700
12,900	Mistras Group, Inc.*			276,834
				781,869

	Medical Devices	14.8%
35,671	Derma Sciences, Inc.*			302,133
5,600	Foundation Medicine, Inc.*			130,312
67,000	iCAD, Inc.*			706,850
100,000	Nanosphere, Inc.*			83,880

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

Shares				Value

	COMMON STOCKS—(Continued)		90.6%

	Medical Devices—(Continued)	14.8%
25,350	STAAR Surgical Co.*			$291,779
102,000	TearLab Corp.*			394,740
				1,909,694

	Retail & Restaurants	3.8%
10,000	Jamba, Inc.*			146,100
15,300	Pizza Inn Holdings, Inc.*			122,706
26,400	Tilly’s Inc.—Class A*			215,160
				483,966

	Technology-Hardware	10.3%
9,000	Applied Optoelectronics, Inc.*			191,160
22,940	CEVA, Inc.*			347,771
85,000	Lantronix, Inc.*			160,650
250,000	Netlist, Inc.*			285,000
68,238	Silicon Image, Inc.*			345,284
				1,329,865

	Technology-Software & Services	23.2%
9,900	Ellie Mae, Inc.*			354,420
37,093	Immersion Corp.*			388,734
103,826	iPass Inc.*			120,438
90,232	Jiayuan.com International Ltd.—ADR^			521,541
14,164	LogMeIn, Inc.*			598,854
116,000	Mitek Systems, Inc.*			286,520
28,905	Numerex Corp.*			331,107
34,700	Rally Software Development Corp.*			400,438
				3,002,052
	TOTAL COMMON STOCKS (Cost $11,357,973)			11,716,307

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

Shares				Value

	SHORT TERM INVESTMENT		9.9%

	Money Market Fund	9.9%
1,278,095	Fidelity Government Portfolio-Class I, 0.01%(a)			$1,278,095
	TOTAL SHORT TERM INVESTMENT (Cost $1,278,095)			1,278,095
	TOTAL INVESTMENTS (Cost $12,636,068)		100.5%	12,994,402
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.5)%	(57,582)
	TOTAL NET ASSETS		100.0%	$12,936,820

*	Non-Income Producing.
(a)	7-day yield.
^	U.S. Dollar-denominated foreign security.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
August 31, 2014

Shares				Value

	COMMON STOCKS		99.4%

	Air Freight & Logistics	4.3%
2,400	Union Pacific Corp.			$252,648
2,400	United Parcel Service, Inc. (UPS)—Class B			233,592
				486,240

	Beverages	6.5%
2,400	Anheuser-Busch InBev NV—ADR^			268,272
6,000	The Coca-Cola Co.			250,320
1,800	Diageo plc—ADR^			215,766
				734,358

	Cable/Satellite TV	6.9%
4,000	DIRECTV*			345,800
5,000	Liberty Global plc*^			209,650
2,700	Viacom Inc.			219,105
				774,555

	Commercial Banks	3.4%
12,000	Banco Latinoamericano de Comercio Exterior SA^			385,320

	Commercial Services & Supplies	7.0%
500	AutoZone, Inc.*			269,420
1,200	The Sherwin-Williams Co.			261,732
4,000	Verisk Analytics, Inc.—Class A*			256,760
				787,912

	Consumer Finance	8.4%
3,600	American Express Co.			322,380
4,000	MasterCard, Inc.—Class A			303,240
1,500	Visa Inc.—Class A			318,780
				944,400

	Consumer Non-Cyclical	4.7%
4,500	Lorillard, Inc.			268,650
3,000	Philip Morris International Inc.			256,740
				525,390

	Diversified Manufacturing	2.3%
3,000	Dover Corp.			263,610

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

Shares				Value

	COMMON STOCKS—(Continued)		99.4%

	Food & Staples Retailing	4.3%
1,500	Costco Wholesale Corp.			$181,620
4,000	Wal-Mart Stores, Inc.			302,000
				483,620

	Food Products	5.9%
5,000	Campbell Soup Co.			224,100
3,000	Mead Johnson Nutrition Co.			286,800
3,600	Unilever NV—NY Shares—ADR^			149,904
				660,804

	Health Care Equipment & Supplies	5.2%
2,700	C.R. Bard, Inc.			400,788
2,400	DaVita HealthCare Partners Inc.*			179,232
				580,020

	Hotels, Restaurants & Leisure	2.5%
3,000	McDonald’s Corp.			281,160

	Insurance	4.1%
2,000	Berkshire Hathaway Inc.—Class B*			274,500
2,000	The Chubb Corp.			183,900
				458,400

	Machinery	7.9%
2,000	Cummins Inc.			290,220
4,800	The Toro Co.			295,344
3,000	WABCO Holdings Inc.*			309,600
				895,164

	Oil, Gas & Consumable Fuels	3.7%
3,000	Exxon Mobil Corp.			298,380
3,000	Southwestern Energy Co.*			123,540
				421,920

	Pharmaceuticals	7.0%
4,000	Eli Lilly & Co.			254,240
5,000	Gilead Sciences, Inc.*			537,900
				792,140

	Technology-Hardware & Software	10.2%
7,500	Apple Computer, Inc.			768,750

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2014

Shares				Value

	COMMON STOCKS—(Continued)		99.4%

	Technology-Hardware & Software—(Continued)	10.2%
2,000	International Business Machines Corp. (IBM)			$384,600
				1,153,350

	Textiles, Apparel & Luxury Goods	5.1%
5,000	Kohl’s Corp.			293,950
3,600	Nike, Inc.—Class B			282,780
				576,730
	TOTAL COMMON STOCKS (Cost $7,233,879)			11,205,093

	SHORT TERM INVESTMENT		0.1%

	Money Market Fund	0.1%
8,891	Fidelity Government Portfolio-Class I, 0.01%(a)			8,891
	TOTAL SHORT TERM INVESTMENT (Cost $8,891)			8,891
	TOTAL INVESTMENTS (Cost $7,242,770)		99.5%	11,213,984
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.5%	64,274
	TOTAL NET ASSETS		100.0%	$11,278,258

*	Non-Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2014

		Jacob
	Jacob	Small Cap
	Internet Fund	Growth Fund

Assets:
Investments, at value (cost $29,987,688 and $14,742,563, respectively)	$45,581,066	$16,615,474
Receivable for capital shares sold	12,046	51
Receivable for investments sold	326,456	191,207
Dividend Receivable	2,356	2
Receivable from Adviser	—	784
Other assets	16,208	9,952
Total Assets	45,938,132	16,817,470

Liabilities:
Payable for securities purchased	129,448	—
Payable to Adviser	47,584	—
Payable for distribution expenses (see Note 8)	122,554	5,462
Payable for capital shares repurchased	1,173	115,898
Accrued printing and mailing fees	7,915	3,956
Accrued transfer agent fees	22,395	11,221
Accrued expenses and other liabilities	61,110	36,968
Total Liabilities	392,179	173,505
Net Assets	$45,545,953	$16,643,965

Net Assets Consist Of:
Capital Stock	$27,415,156	$20,485,375
Accumulated net investment loss	(568,444)	(223,512)
Accumulated net realized gain (loss) on investment transactions	3,105,863	(5,490,809)
Net unrealized appreciation on investments	15,593,378	1,872,911
Total Net Assets	$45,545,953	$16,643,965

Institutional Class(1)
Net Assets	$—	$10,164,050
Shares outstanding (20 billion shares of $0.001 par value authorized)	—	534,710
Net asset value, redemption price and offering price per share	$—	$19.01

Investor Class
Net Assets	$45,545,953	$6,479,915
Shares outstanding (20 billion shares of $0.001 par value authorized)	10,099,787	342,757
Net asset value, redemption price and offering price per share(2)	$4.51	$18.91

(1)	The Internet Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days (Internet Fund and Small Cap Growth Fund, Investor Class only) may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2014

	Jacob
	Micro Cap	Jacob
	Growth Fund	Wisdom Fund

Assets:
Investments, at value (cost $12,636,068 and $7,242,770, respectively)	$12,994,402	$11,213,984
Receivable for investments sold	—	89,920
Dividend Receivable	10	22,608
Receivable from Adviser	—	3,121
Other assets	12,498	11,782
Total Assets	13,006,910	11,341,415

Liabilities:
Payable to Adviser	4,630	—
Payable for distribution expenses (see Note 8)	—	17,682
Payable for capital shares repurchased	6,851	—
Accrued printing and mailing fees	3,797	2,393
Accrued transfer agent fees	12,065	6,125
Accrued expenses and other liabilities	42,747	36,957
Total Liabilities	70,090	63,157
Net Assets	$12,936,820	$11,278,258

Net Assets Consist Of:
Capital Stock	$11,529,325	$7,466,778
Accumulated net investment loss	—	(12,537)
Accumulated net realized gain (loss) on investment transactions	1,049,161	(147,197)
Net unrealized appreciation on investments	358,334	3,971,214
Total Net Assets	$12,936,820	$11,278,258

Institutional Class(1)
Net Assets	$9,978,975	$—
Shares outstanding (20 billion shares of $0.001 par value authorized)	483,287	—
Net asset value, redemption price and offering price per share	$20.65	$—

Investor Class
Net Assets	$2,957,845	$11,278,258
Shares outstanding (20 billion shares of $0.001 par value authorized)	149,930	918,043
Net asset value, redemption price and offering price per share(2)	$19.73	$12.29
_______________
(1)	The Wisdom Fund currently offers Investor Class shares only. See Note 1.
(2)	Redemption of shares held less than 30 days (Micro Cap Growth Fund, Investor Class only and Wisdom Fund) may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2014

		Jacob
	Jacob	Small Cap
	Internet Fund	Growth Fund

Investment Income:
Dividend income	$175,889	$14,195 (1)
Interest income	155	86
Securities lending income (See Note 7)	5,197	—
Total Investment Income	181,241	14,281

Expenses:
Investment advisor fees	542,959	156,019
Distribution expenses—Investor Class (See Note 8)	152,028	24,547
Administration fees	46,709	38,776
Fund accounting fees	27,634	33,305
Transfer agent fees	117,213	61,123
Custody fees	7,251	6,180
Federal and state registration	20,448	30,489
Insurance expense	10,788	4,515
Audit fees	14,715	14,814
Legal fees	45,905	17,855
Printing and mailing fees	21,756	8,787
Directors’ fees and expenses	42,631	17,269
Other	230	91
Total Expenses	1,050,267	413,770
Expense Waiver (See Note 6)	—	(54,689)
Net expenses	1,050,267	359,081
Net Investment Loss	(869,026)	(344,800)

Realized and Unrealized Gain (Loss) on Investments:
Realized gain on investments	8,903,915	3,764,293
Realized loss on sale of securities lending collateral (See Note 7)	(480,029)	—
Net realized gain on investments	8,423,886	3,764,293
Change in net unrealized appreciation (depreciation) on investments	(355,580)	(2,182,039)
Net realized and unrealized gain on investments	8,068,306	1,582,254
Net Increase in Net Assets Resulting from Operations	$7,199,280	$1,237,454
_______________
(1)	Net of foreign tax withheld of $599 for the Small Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2014

	Jacob
	Micro Cap	Jacob
	Growth Fund	Wisdom Fund
Investment Income:
Dividend income	$25,219 (1)	$195,047 (1)
Interest income	86	32
Total Investment Income	25,305	195,079

Expenses:
Investment advisor fees	168,266	56,582
Distribution expenses—Investor Class (See Note 8)	11,818	39,607
Administration fees	37,901	38,722
Fund accounting fees	33,500	27,965
Transfer agent fees	57,235	32,575
Custody fees	6,175	5,147
Federal and state registration	30,282	21,254
Insurance expense	5,385	3,195
Audit fees	15,020	14,865
Legal fees	16,460	13,525
Printing and mailing fees	7,445	5,873
Directors’ fees and expenses	14,080	11,535
Other	83	61
Total Expenses	403,650	270,906
Expense Waiver (See Note 6)	(92,043)	(50,192)
Net expenses	311,607	220,714
Net Investment Loss	(286,302)	(25,635)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	3,073,906	668,493
Change in net unrealized appreciation (depreciation) on investments	(2,749,771)	1,174,810
Net realized and unrealized gain on investments	324,135	1,843,303
Net Increase in Net Assets Resulting from Operations	$37,833	$1,817,668

(1)	Net of foreign tax withheld of $536 for the Micro Cap Growth Fund and $2,772 for the Wisdom Fund.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2014	August 31, 2013

Operations:
Net investment loss	$(869,026)	$(766,055)
Net realized gain on investment transactions	8,423,886	3,707,701
Change in net unrealized appreciation (depreciation) on investments	(355,580)	5,339,874
Net increase in net assets resulting from operations	7,199,280	8,281,520

Capital Share Transactions: (Note 3)
Proceeds from shares sold	4,369,147	1,586,863
Cost of shares redeemed	(6,061,394)	(9,820,679)
Redemption fees	6,069	1,711
Net decrease in net assets resulting from capital share transactions	(1,686,178)	(8,232,105)

Net Increase in Net Assets	5,513,102	49,415
Net Assets:
Beginning of year	40,032,851	39,983,436
End of year*	$45,545,953	$40,032,851
* Includes accumulated net investment loss of:	$(568,444)	$(498,764)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2014	August 31, 2013

Operations:
Net investment loss	$(344,800)	$(286,016)
Net realized gain on investment transactions	3,764,293	1,658,627
Change in net unrealized appreciation (depreciation) on investments	(2,182,039)	3,225,508
Net increase in net assets resulting from operations	1,237,454	4,598,119

Capital Share Transactions: (Note 3)
Proceeds from shares sold	858,247	343,645
Proceeds from reorganization(1)	—	10,729,289
Cost of shares redeemed	(2,818,888)	(3,687,836)
Redemption fees	74	50
Net increase (decrease) in net assets resulting from capital share transactions	(1,960,567)	7,385,148

Net Increase (Decrease) in Net Assets	(723,113)	11,983,267
Net Assets:
Beginning of year	17,367,078	5,383,811
End of year*	$16,643,965	$17,367,078
* Includes accumulated net investment loss of:	$(223,512)	$(570,820)

_______________
(1)	Represents the amount acquired as a result of the reorganization of the Jacob Small Cap Growth Fund II Series of Jacob Funds II into the Fund on November 12, 2012. See Note 9.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended	Year Ended
	August 31, 2014	August 31, 2013**	November 30, 2012

Operations:
Net investment loss	$(286,302)	$(245,413)	$(915,324)
Net realized gain on investment transactions	3,073,906	4,155,641	4,877,091
Change in net unrealized appreciation (depreciation)
on investments	(2,749,771)	385,044	(594,088)
Net increase in net assets resulting from operations	37,833	4,295,272	3,367,679

Distributions to Shareholders:
From net realized gain	(2,768,225)	—	—

Capital Share Transactions: (Note 3)
Proceeds from shares sold	241,454	181,622	10,321,021
Proceeds from reinvestment of distribution	2,574,766	—	—
Cost of shares redeemed	(1,521,635)	(35,126,662)	(28,069,923)
Redemption fees	—	8	—
Net increase (decrease) in net assets resulting from
capital share transactions	1,294,585	(34,945,032)	(17,748,902)

Net Decrease in Net Assets	(1,435,807)	(30,649,760)	(14,381,223)
Net Assets:
Beginning of period	14,372,627	45,022,387	59,403,610
End of period*	$12,936,820	$14,372,627	$45,022,387
* Includes accumulated net investment loss of:	$—	$—	$—

**
The Jacob Micro Cap Growth Fund’s predecessor Fund had a fiscal year end of November 30, so the activity for the period ended August 31, 2013 began on December 1, 2012.  The numbers shown above were for the nine month period ended August 31, 2013.  The fiscal year end was changed to August 31 to align with the other Jacob Funds.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2014	August 31, 2013

Operations:
Net investment income (loss)	$(25,635)	$198,123
Net realized gain on investment transactions	668,493	440,853
Change in net unrealized appreciation on investments	1,174,810	229,380
Net increase in net assets resulting from operations	1,817,668	868,356

Distributions to Shareholders:
From net investment income	(185,925)	(169,237)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	51,199	153,427
Proceeds from reinvestment of distributions	155,981	138,611
Cost of shares redeemed	(1,252,852)	(941,399)
Net decrease in net assets resulting from capital share transactions	(1,045,672)	(649,361)

Net Increase in Net Assets	586,071	49,758
Net Assets:
Beginning of year	10,692,187	10,642,429
End of year*	$11,278,258	$10,692,187
* Includes undistributed (accumulated) net investment income (loss) of:	$(12,537)	$193,491

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2014	2013	2012	2011	2010

Per Share Data:
Net asset value, beginning of year	$3.81	$3.03	$2.95	$2.28	$1.99

Income (loss) from investment operations:
Net investment loss(1)	(0.09)	(0.07)	(0.06)	(0.08)	(0.06)
Net realized and unrealized gain
on investment transactions	0.79	0.85	0.14	0.75	0.35
Total from investment operations	0.70	0.78	0.08	0.67	0.29
Net asset value, end of year	$4.51	$3.81	$3.03	$2.95	$2.28

Total return	18.37%	25.74%	2.71%	29.39%	14.57%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$45,546	$40,033	$39,983	$41,266	$35,058
Ratio of gross operating expenses
(prior to waiver or recoupments) to average net assets	2.42%	2.66%	2.87%	2.69%	3.06%
Ratio of net operating expenses
(after waiver or recoupments) to average net assets(2)	2.42%	2.66%	2.87%	2.82%	2.96%
Ratio of net investment loss
(prior to waiver or recoupments) to average net assets	(2.00)%	(2.05)%	(1.99)%	(2.53)%	(2.49)%
Ratio of net investment loss
(after waiver or recoupments) to average net assets(2)	(2.00)%	(2.05)%	(1.99)%	(2.66)%	(2.39)%
Portfolio turnover rate	56%	44%	56%	52%	52%
_______________
(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)
For the period January 1, 2009 through January 2, 2015, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. All eligible previously waived expenses under this agreement were recouped by the Adviser during the year ended August 31, 2011.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

		November 12, 2012(1)
	Year Ended	through
	August 31, 2014	August 31, 2013

Per Share Data:
Net asset value, beginning of period	$17.67	$12.94

Income (loss) from investment operations:
Net investment loss(2)	(0.35)	(0.22)
Net realized and unrealized gain on investment transactions	1.69	4.95
Total from investment operations	1.34	4.73
Net asset value, end of period	$19.01	$17.67

Total return	7.58%	36.55	%(3)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$10,164	$10,131
Ratio of gross operating expenses
(prior to waiver or reimbursements) to average net assets	2.25%	2.32	%(4)
Ratio of net operating expenses
(after waiver or reimbursements) to average net assets(5)	1.95%	1.95	%(4)
Ratio of net investment loss
(prior to waiver or reimbursements) to average net assets	(2.16)%	(2.20	)%(4)
Ratio of net investment loss
(after waiver or reimbursements) to average net assets(5)	(1.86)%	(1.83	)%(4)
Portfolio turnover rate	86%	81	%(3)
_______________
(1)
Commencement of operations of the Small Cap Growth Fund Institutional Class.  The Class I shares of the Jacob Small Cap Growth Fund II, (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) was reorganized into Institutional Class shares of the Small Cap Growth Fund on November 12, 2012.  On July 9, 2012, before the reorganization, the adviser of the Jacob Small Cap Growth Fund II changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2015, to waive up to 100% of its advisory fee of 0.90% to the extent that the Fund’s operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

									October 1,
									2009
									Through		Year Ended
	Year Ended August 31,								August 31,		September 30,
	2014		2013(1)		2012		2011		2010(2)		2009

Per Share Data:
Net asset value, beginning of period	$17.63		$13.87		$15.12		$10.90		$11.16		$13.82

Income (loss) from investment operations:
Net investment loss(3)	(0.40)		(0.35)		(0.47)		(0.55)		(0.48)		(0.17)
Net realized and unrealized gain (loss) on
investment transactions	1.68		4.11		(0.15)		4.75		0.22		(2.49)
Total from investment operations	1.28		3.76		(0.62)		4.20		(0.26)		(2.66)
Less distributions from net
investment income	—		—		(0.63)		—		—		—
Paid in capital from redemption fees	0.00	(4)	0.00	(4)	0.00	(4)	0.02		0.00	(4)	0.00	(4)
Net asset value, end of period	$18.91		$17.63		$13.87		$15.12		$10.90		$11.16
Total return	7.26%		27.11%		(3.75)%		38.72%		(2.33	)%(5)	(19.25)%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$6,480		$7,236		$5,384		$7,013		$4,073		$8,321
Ratio of gross operating expenses
(prior to waiver or reimbursements)
to average net assets	2.59%		2.97%		4.28%		4.45%		5.43	%(6)(7)	2.64	%(7)
Ratio of net operating expenses
(after waiver or reimbursements)
to average net assets	2.25	%(10)	2.47	%(9)(10)	3.38	%(9)	3.55	%(9)	4.82	%(6)(7)(8)(9)	2.64	%(7)(8)
Ratio of net investment loss
(prior to waiver or reimbursements)
to average net assets	(2.51)%		(2.86)%		(4.27)%		(4.44)%		(5.21	)%(6)	(1.87)%
Ratio of net investment loss
(after waiver or reimbursements)
to average net assets	(2.17	)%(10)	(2.36	)%(9)(10)	(3.37	)%(9)	(3.54	)%(9)	(4.60	)%(6)(8)(9)	(1.87	)%(8)
Portfolio turnover rate	86%		81%		78%		103%		228	%(5)	307%
_______________
(1)
On November 12, 2012, Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) were reorganized into Investor Class shares of the Small Cap Growth Fund.  Activity after November 12, 2012 reflects the Funds’ combined operations.  See Note 9.

(2)
The financial highlights set forth herein include the historical financial highlights of the Rockland Small Cap Growth Fund. The assets of the Rockland Small Cap Growth Fund were acquired by the Fund on February 1, 2010.  At the time of the reorganization, the adviser changed from Gould Investment Partners, LLC to Jacob Asset Management of New York LLC.  The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.

(3)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)	Amount is less than $0.01.
(5)	Not annualized.
(6)	Annualized.
(7)
The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the period ended August 31, 2010 and the year ended September 30, 2009 was 0.02% and 0.01%, respectively.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS (Continued)
FINANCIAL HIGHLIGHTS

(8)
Effective September 1, 2009, Gould Investment Partners, LLC agreed to voluntarily waive 0.25% of its advisory fee indefinitely. The impact on the net operating expense ratio was (0.01)% for the fiscal year ended September 30, 2009 and (0.25)% for the period October 1, 2009 through January 31, 2010.

(9)
The Adviser contractually agreed, through November 11, 2012, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.45%.

(10)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2015, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.25% excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

			Nine Months
	Year Ended		Ended
	August 31,		August 31,		Year Ended November 30,
	2014		2013*		2012(1)		2011(1)		2010(1)		2009(1)

Per Share Data:
Net asset value, beginning of period	$25.31		$19.11		$18.19		$17.82		$13.18		$10.42

Income (loss) from
investment operations:
Net investment loss(2)	(0.45)		(0.27)		(0.31)		(0.30)		(0.20)		(0.15)
Net realized and
unrealized gain
on investment transactions	0.75		6.47		1.23		0.67		4.84		2.91
Total from investment operations	0.30		6.20		0.92		0.37		4.64		2.76
Less distributions:
From net realized gain	(4.96)		—		—		—		—		—
Net asset value, end of period	$20.65		$25.31		$19.11		$18.19		$17.82		$13.18
Total return	0.11%		32.44	%(3)	5.06%		2.08%		35.20%		26.49%

Supplemental data and ratios:
Net assets, end of period
(in thousands)	$9,979		$10,800		$40,666		$50,065		$51,300		$40,122
Ratio of gross operating expenses
(prior to waiver or reimbursements)
to average net assets	2.79%		3.01	%(4)	2.12%		1.79%		1.89%		2.00%
Ratio of net operating expenses
(after waiver or reimbursements)
to average net assets	2.15	%(5)	2.28	%(4)(5)	1.72	%(5)(6)	1.60	%(6)	1.60	%(6)	1.60	%(6)
Ratio of net investment loss
(prior to waiver or reimbursements)
to average net assets	(2.61)%		(2.46	)%(4)	(1.95)%		(1.72	)%(7)	(1.64	)%(7)	(1.76	)%(7)
Ratio of net investment loss
(after waiver or reimbursements)
to average net assets	(1.97	)%(5)	(1.73	)%(4)(5)	(1.55	)%(5)(6)	(1.53	)%(6)	(1.35	)%(6)	(1.36	)%(6)
Portfolio turnover rate	66%		40	%(3)	115%		165%		216%		209%
_______________
*
The Micro Cap Growth Fund’s predecessor fund had a fiscal year end of November 30, so the activity begins on December 1, 2012 and the numbers shown are for the nine month period.  The fiscal year was changed to August 31 to align with the other Jacob Funds.

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”).  The Predecessor Fund was reorganized into the Micro Cap Growth Fund on November 12, 2012.  On July 9, 2012, before the reorganization, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).  Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class I shares.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS (Continued)
FINANCIAL HIGHLIGHTS

(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2015, to waive up to 100% of its advisory fee of 1.20% to the extent that the Fund’s operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.60% of the Fund’s average daily net assets.
(7)	Unaudited.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

			Nine Months
	Year Ended		Ended
	August 31,		August 31,		Year Ended November 30,
	2014		2013*		2012(1)		2011(1)		2010(1)		2009(1)

Per Share Data:
Net asset value,
beginning of period	$24.47		$18.51		$17.68		$17.36		$12.88		$10.21

Income (loss) from
investment operations:
Net investment loss(2)	(0.49)		(0.37)		(0.37)		(0.35)		(0.25)		(0.18)
Net realized and unrealized gain
on investment transactions	0.71		6.33		1.20		0.67		4.73		2.85
Total from investment operations	0.22		5.96		0.83		0.32		4.48		2.67
Less distributions:
From net realized gain	(4.96)		—		—		—		—		—
Net asset value, end of period	$19.73		$24.47		$18.51		$17.68		$17.36		$12.88
Total return	(0.25)%		32.20	%(3)	4.69%		1.84%		34.78%		26.15%

Supplemental data and ratios:
Net assets, end of period
(in thousands)	$2,958		$3,573		$4,356		$9,339		$9,282		$4,198
Ratio of gross operating expenses
(prior to waiver or reimbursements)
to average net assets	3.14%		3.65	%(4)	2.47%		2.12%		2.24%		2.35%
Ratio of net operating expenses
(after waiver or reimbursements)
to average net assets	2.45	%(5)	2.63	%(4)(5)	2.07	%(5)(6)	1.88	%(6)	1.90	%(6)	1.90	%(6)
Ratio of net investment loss
(prior to waiver or reimbursements)
to average net assets	(2.96)%		(3.34	)%(4)	(2.30)%		(2.05	)%(7)	(2.01	)%(7)	(2.11	)%(7)
Ratio of net investment loss
(after waiver or reimbursements)
to average net assets	(2.27	)%(5)	(2.32	)%(4)(5)	(1.90	)%(5)(6)	(1.81	)%(6)	(1.67	)%(6)	(1.66	)%(6)
Portfolio turnover rate	66%		40	%(3)	115%		165%		216%		209%
_______________
*
The Micro Cap Growth Fund’s predecessor fund had a fiscal year end of November 30, so the activity begins on December 1, 2012 and the numbers shown are for the nine month period.  The fiscal year was changed to August 31 to align with the other Jacob Funds.

(1)
The financial highlights set forth herein include the historical financial highlights of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly, PineBridge Mutual Funds) (the “Predecessor Fund”).  The Predecessor Fund was reorganized into the Micro Cap Growth Fund on November 12, 2012.  On July 9, 2012, before the reorganization, the adviser changed from PineBridge Investments, LLC to Jacob Asset Management of New York LLC (the “Adviser”).  Information prior to November 12, 2012 reflects the performance of the Predecessor Fund’s Class R shares.

(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS (Continued)
FINANCIAL HIGHLIGHTS

(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2015, to waive up to 100% of its advisory fee of 1.20% to the extent that the Fund’s operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)	Prior to November 12, 2012, the previous adviser and the Adviser agreed to waive operating expenses over 1.90% of the Fund’s average daily net assets.
(7)	Unaudited.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB WISDOM FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each period presented.

						June 1, 2010
						Through		Year Ended
	Year Ended August 31,					August 31,		May 31,
	2014		2013	2012	2011	2010(1)		2010(2)

Per Share Data:
Net asset value, beginning of period	$10.62		$9.96	$8.81	$7.65	$7.65		$6.48

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(6)	0.20	0.16	0.08	0.02		0.00
Net realized and unrealized gain (loss)
on investment transactions	1.88		0.62	1.08	1.10	(0.02)		1.18
Total from investment operations	1.86		0.82	1.24	1.18	0.00		1.18
Less distributions:
From net investment income	(0.19)		(0.16)	(0.09)	—	—		—
From net realized gain	—		—	—	(0.02)	—		(0.01)
Total distributions	(0.19)		(0.16)	(0.09)	(0.02)	—		(0.01)
Net asset value, end of period	$12.29		$10.62	$9.96	$8.81	$7.65		$7.65
Total return	17.60%		8.40%	14.08%	15.40%	0.00	%(4)	18.24%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$11,278		$10,692	$10,642	$10,415	$11,185		$11,763
Ratio of gross operating expenses
(prior to waiver or reimbursements)
to average net assets	2.39%		2.45%	2.84%	2.82%	3.22	%(5)	4.24%
Ratio of net operating expenses (after waiver
or reimbursements) to average net assets(3)	1.95%		1.95%	2.34%	2.32%	2.72	%(5)	3.14%
Ratio of net investment income (loss)
(prior to waiver or reimbursements)
to average net assets	(0.67)%		1.33%	1.07%	0.54%	0.30	%(5)	(0.80)%
Ratio of net investment income (loss)
(after waiver or reimbursements) to
average net assets(3)	(0.23)%		1.83%	1.57%	1.04%	0.80	%(5)	0.30%
Portfolio turnover rate	23%		28%	20%	14%	7	%(4)	61%
_______________
(1)	The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.
(2)
The financial highlights set forth herein include the historical financial highlights of the Wisdom Fund series of New Providence Investment Trust (the “Predecessor Fund”).  The Predecessor Fund was reorganized into the Wisdom Fund on February 18, 2010. On December 1, 2009, before the reorganization, the adviser changed from Atlanta Investment Counsel, LLC to Jacob Asset Management of New York LLC. Information prior to February 18, 2010 reflects the performance of the Predecessor Fund’s Class B shares.

(3)
The Adviser has contractually agreed, effective February 18, 2010 through January 2, 2015 to waive up to 100% of its advisory fee of 0.50% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 1.95% excluding interest, taxes, brokerage fees and 12b-1 fees.  Prior to November 30, 2009, the previous adviser agreed to waive operating expenses over 1.75% of the Fund’s average daily net assets, exclusive of interest, taxes, brokerage fees and 12b-1 fees.

(4)	Not annualized.
(5)	Annualized.
(6)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2014

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of four “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”), the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”) and the Jacob Wisdom Fund (the “Wisdom Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital. The primary investment objective of the Wisdom Fund is to maximize total investment return consisting of a combination of income and capital appreciation.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Micro Cap Growth Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Micro Cap Growth Fund is the successor fund to the Predecessor Micro Cap Growth Fund). The Wisdom Fund commenced operations on February 18, 2010 when it acquired the assets and liabilities of the Wisdom Fund series of New Providence Investment Trust (the “Predecessor Wisdom Fund”) in a reorganization transaction (the Wisdom Fund is the successor fund to the Predecessor Wisdom Fund).

The Internet Fund and Wisdom Fund currently offer Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Investor Class shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

The following is a summary of the inputs used to value the Internet Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet—Commerce	$7,275,606	$—	$—	$7,275,606
Internet—Infrastructure	19,885,429	—	—	19,885,429
Internet—Media	13,826,097	2,180,969	—	16,007,066
Total Common Stock	40,987,132	2,180,969	—	43,168,101
Short Term Investment
Money Market Fund	2,412,965	—	—	2,412,965
Total Investments in Securities	$43,400,097	$2,180,969	$—	$45,581,066

There were no transfers into or out of Level 1, Level 2 and Level 3 during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
Description	in Securities
Balance as of August 31, 2013	$145,193
Change in unrealized appreciation (depreciation)	5,653
Sales	(150,846)
Transfers in and/or out of Level 3*	—
Balance as of August 31, 2014	$—
_______________
*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total

Common Stock
Arts, Entertainment, and Recreation	$840,143	$—	$—	$840,143
Biotech & Pharmaceuticals	2,769,154	—	—	2,769,154
Energy—Exploration & Production	2,303,509	—	—	2,303,509
Energy—Infrastructure & Services	381,273	—	—	381,273
Financial	483,314	—	—	483,314
Health Care Providers & Services	164,664	—	—	164,664
Industrial	1,128,286	—	—	1,128,286
Medical Devices	1,435,886	—	—	1,435,886
Retail & Restaurants	759,758	—	—	759,758
Technology—Hardware	835,357	—	—	835,357
Technology—Software & Services	5,254,918	—	—	5,254,918
Total Common Stock	16,356,262	—	—	16,356,262
Short Term Investment
Money Market Fund	259,212	—	—	259,212
Total Investments in Securities	$16,615,474	$—	$—	$16,615,474

There were no transfers into or out of Level 1, Level 2 and Level 3 during the reporting period, as compared to their classification from the most recent annual report.

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total

Common Stock
Arts, Entertainment, and Recreation	$425,990	$—	$—	$425,990
Biotech & Pharmaceuticals	1,710,169	—	—	1,710,169
Chemicals	377,880	—	—	377,880
Energy—Exploration & Production	919,702	—	—	919,702
Financial	301,600	—	—	301,600
Food & Beverages	313,430	—	—	313,430
Health Care Providers & Services	160,090	—	—	160,090
Industrial	781,869	—	—	781,869
Medical Devices	1,909,694	—	—	1,909,694
Retail & Restaurants	483,966	—	—	483,966
Technology—Hardware	1,329,865	—	—	1,329,865
Technology—Software & Services	3,002,052	—	—	3,002,052
Total Common Stock	11,716,307	—	—	11,716,307
Short Term Investment
Money Market Fund	1,278,095	—	—	1,278,095
Total Investments in Securities	$12,994,402	$—	$—	$12,994,402

There were no transfers into or out of Level 1, Level 2 and Level 3 during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

The following is a summary of the inputs used to value the Wisdom Fund’s investments as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$486,240	$—	$—	$486,240
Beverages	734,358	—	—	734,358
Cable/Satellite TV	774,555	—	—	774,555
Commercial Banks	385,320	—	—	385,320
Commercial Services & Supplies	787,912	—	—	787,912
Consumer Finance	944,400	—	—	944,400
Consumer Non—Cyclical	525,390	—	—	525,390
Diversified Manufacturing	263,610	—	—	263,610
Food & Staples Retailing	483,620	—	—	483,620
Food Products	660,804	—	—	660,804
Health Care Equipment & Supplies	580,020	—	—	580,020
Hotels, Restaurants & Leisure	281,160	—	—	281,160
Insurance	458,400	—	—	458,400
Machinery	895,164	—	—	895,164
Oil, Gas & Consumable Fuels	421,920	—	—	421,920
Pharmaceuticals	792,140	—	—	792,140
Technology—Hardware & Software	1,153,350	—	—	1,153,350
Textiles, Apparel & Luxury Goods	576,730	—	—	576,730
Total Common Stock	11,205,093	—	—	11,205,093
Short Term Investment
Money Market Fund	8,891	—	—	8,891
Total Investments in Securities	$11,213,984	$—	$—	$11,213,984

There were no transfers into or out of Level 1, Level 2 and Level 3 during the reporting period, as compared to their classification from the most recent annual report.

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2014. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2014. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2014, open federal tax years include the tax years ended August 31, 2011 through August 31, 2014 for the Internet Fund, the tax years ended August 31, 2011 through August 31, 2014 for the Small Cap Growth Fund, the tax years ended November 30, 2011 and November 30, 2012, and the period ended August 31, 2013 and the year ended August 31, 2014 for the Micro Cap Growth Fund, and the tax years ended August 31, 2011 through August 31, 2014 for the Wisdom Fund.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

NOTE 3—CAPITAL SHARE TRANSACTIONS

At August 31, 2014 there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Year Ended		Year Ended
	August 31, 2014		August 31, 2013
	Shares	Amount	Shares	Amount
Sales	1,039,376	$4,369,147	485,385	$1,586,863
Redemptions	(1,449,245)	(6,061,394)	(3,149,980)	(9,820,679)
Redemption fees	—	6,069	—	1,711
Net decrease	(409,869)	$(1,686,178)	(2,664,595)	$(8,232,105)

Shares Outstanding:
Beginning of year	10,509,656		13,174,251
End of year	10,099,787		10,509,656

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Year Ended		Period Ended
	August 31, 2014		August 31, 2013*
	Shares	Amount	Shares	Amount
Sales	10,821	$208,771	3,852	$57,647
Sales in connection
with reorganization(1)	—	—	682,698	8,614,528
Redemptions	(49,437)	(913,750)	(113,224)	(1,564,048)
Net increase (decrease)	(38,616)	$(704,979)	573,326	$7,108,127

Shares Outstanding:
Beginning of period	573,326		—
End of period	534,710		573,326
_______________
*	The Small Cap Growth Fund Institutional Class shares commenced operations on November 12, 2012.

(1)	The shares and amounts represent activity as a result of the Small Cap Growth Fund’s acquisition of the Predecessor Small Cap Growth Fund on November 12, 2012.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

Investor Class
	Year Ended		Year Ended
	August 31, 2014		August 31, 2013
	Shares	Amount	Shares	Amount
Sales	35,271	$649,476	18,612	$285,998
Sales in connection
with reorganization(1)	—	—	146,977	1,854,605
Redemptions	(103,058)	(1,905,138)	(143,303)	(2,123,788)
Redemption fees	—	74	—	50
Net increase (decrease)	(67,787)	$(1,255,588)	22,286	$16,865

Shares Outstanding:
Beginning of year	410,544		388,258
End of year	342,757		410,544
Total increase (decrease)
for the Fund		$(1,960,567)		$7,124,992
_______________
(1)	The shares and amounts represent activity as a result of the Small Cap Growth Fund’s acquisition of the Predecessor Small Cap Growth Fund on November 12, 2012.

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class

	Year Ended		Nine Months Ended		Year Ended
	August 31, 2014		August 31, 2013*		November 30, 2012**
	Shares	Amount	Shares	Amount	Shares	Amount
Sales	2,287	$61,998	3,876	$82,890	482,067	$9,741,286
Reinvestments	88,514	1,932,252	—	—	—	—
Redemptions	(34,145)	(773,612)	(1,705,004)	(33,189,009)	(1,106,233)	(21,879,008)
Net increase (decrease)	56,656	$1,220,638	(1,701,128)	$(33,106,119)	(624,166)	$(12,137,722)

Shares Outstanding:
Beginning of period	426,631		2,127,759		2,751,925
End of period	483,287		426,631		2,127,759
_______________
*
The Predecessor Micro Cap Growth Fund had a fiscal year end of November 30, so the activity for the period ended August 31, 2013 began on December 1, 2012.  The fiscal year was changed to August 31 to align with the other Jacob Funds.

**	On November 12, 2012, Class I shares of the Predecessor Micro Cap Growth Fund were reorganized into Institutional Class shares of the Fund.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

Investor Class

	Year Ended		Nine Months Ended		Year Ended
	August 31, 2014		August 31, 2013*		November 30, 2012**
	Shares	Amount	Shares	Amount	Shares	Amount
Sales	7,369	$179,456	4,462	$98,732	29,469	$579,735
Reinvestments	30,742	642,514	—	—	—	—
Redemptions	(34,187)	(748,023)	(93,757)	(1,937,653)	(322,495)	(6,190,915)
Redemption fees	—	—	—	8	—	—
Net increase (decrease)	3,924	$73,947	(89,295)	$(1,838,913)	(293,026)	$(5,611,180)

Shares Outstanding:
Beginning of period	146,006		235,301		528,327
End of period	149,930		146,006		235,301
Total increase (decrease)
for the Fund		$1,294,585		$(34,945,032)		$(17,748,902)
_______________
*
The Predecessor Micro Cap Growth Fund had a fiscal year end of November 30, so the activity for the period ended August 31, 2013 began on December 1, 2012.  The fiscal year end was changed to August 31 to align with the other Jacob Funds.

**	On November 12, 2012, Class R shares of the Predecessor Micro Cap Growth Fund were reorganized into Investor Class shares of the Fund.

Transactions in shares of the Wisdom Fund were as follows:

	Year Ended		Year Ended
	August 31, 2014		August 31, 2013
	Shares	Amount	Shares	Amount
Sales	4,433	$51,199	14,963	$153,427
Reinvestments	13,355	155,981	14,364	138,611
Redemptions	(106,244)	(1,252,852)	(91,367)	(941,399)
Net decrease	(88,456)	$(1,045,672)	(62,040)	$(649,361)

Shares Outstanding:
Beginning of year	1,006,499		1,068,539
End of year	918,043		1,006,499

A 2% redemption fee is assessed on any Investor Class shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at
August 31, 2014:

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Small Cap Growth Fund Institutional Class	1
Micro Cap Growth Fund Institutional Class	2
Wisdom Fund	2

NOTE 4—INVESTMENT TRANSACTIONS

During the year ended August 31, 2014, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$23,961,884	$23,693,564
Small Cap Growth Fund	14,292,115	15,381,276
Micro Cap Growth Fund	8,727,799	10,992,611
Wisdom Fund	2,525,161	2,953,782

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the year ended August 31, 2014.

NOTE 5—TAX INFORMATION

At August 31, 2014, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Micro Cap	Wisdom
	Fund	Growth Fund	Growth Fund	Fund
Cost of Investments	$30,297,049	$14,763,530	$12,659,770	$7,242,770
Gross unrealized appreciation	18,502,061	3,839,452	2,260,699	4,009,613
Gross unrealized depreciation	(3,218,044)	(1,987,508)	(1,926,067)	(38,399)
Net unrealized appreciation	$15,284,017	$1,851,944	$334,632	$3,971,214
Undistributed ordinary income	—	—	71,304	—
Undistributed long-term capital gains	3,415,224	—	2,272,171	—
Total distributable earnings	$3,415,224	$—	$2,343,475	$—
Other accumulated losses	$(568,444)	$(5,693,354)	$(1,270,612)	$(159,734)
Total accumulated earnings/(losses)	$18,130,797	$(3,841,410)	$1,407,495	$3,811,480

At August 31, 2014 the Internet Fund, Small Cap Growth Fund and Wisdom Fund deferred, on a tax basis, post December ordinary losses of $568,444, $223,512 and $12,537, respectively.

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales.  At August 31, 2014, the Funds had accumulated net realized capital loss carryovers as follows:

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

Small Cap	Micro Cap	Wisdom
Growth Fund	Growth Fund	Fund	Expiration
$3,160,222	$—	$—	8/31/2016
1,515,745	1,270,612	—	8/31/2017
793,875	—	147,197	8/31/2018
$5,469,842	$1,270,612	$147,197

To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the years ended August 31, 2014, the Internet Fund, Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund utilized capital loss carryforwards of $4,185,362, $3,758,995, $423,537 and $668,493, respectively.

Due to the rule under section 382 of the Internal Revenue Code, the Micro Cap Growth Fund’s capital loss carryforward of $1,270,612 is subject to annual limitations over the next 3 years.  The Fund will only be able to utilize $423,537 each year for the next 3 years.

The Internet Fund and the Small Cap Growth Fund made no distributions during the fiscal years ended August 31, 2014 and 2013.  The Micro Cap Growth Fund paid $714,160 out of long-term capital gains and $2,054,065 out of short-term capital gains (ordinary income) during the fiscal year ended August 31, 2014.  The Micro Cap Growth Fund made no distributions during the nine months ended August 31, 2013.  The Wisdom Fund paid $185,925 out of ordinary income during the fiscal year ended August 31, 2014 and paid $169,237 out of ordinary income during the fiscal year ended August 31, 2013.

Reclassification Adjustments: Capital stock, accumulated net investment income (loss), and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of net operating losses, foreign currency gains and losses, REIT reclassifications, and short-term gains treated as ordinary income for tax purposes. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at August 31, 2014 reclassifications were recorded as follows:

	Internet	Small Cap	Micro Cap	Wisdom
	Fund	Growth Fund	Growth Fund	Fund
Accumulated net investment income (loss)	$799,346	$692,108	$286,302	$5,532
Accumulated net realized gain (loss) on investments	1	6	(286,303)	7,566
Capital Stock	$(799,347)	$(692,114)	$1	$(13,098)

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets; 0.90% of the Small Cap Growth Fund’s average daily net assets; 1.20% of the Micro Cap Growth Fund’s average daily net assets; and 0.50% of the Wisdom Fund’s average daily net assets up to $500 million and 0.40% of annual average daily net assets over $500 million.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through January 2, 2015. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2014, the Adviser did not waive any fees with respect to the Internet Fund.

The Adviser contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.90% of the Small Cap Growth Fund’s average daily net assets, to the extent that the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% of average daily net assets through November 11, 2012.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Small Cap Growth Fund’s expenses to exceed 2.45%.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee of 0.90% to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through January 2, 2015.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee is waived.  For the fiscal year ended August 31, 2014, fees of $54,689 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee of 1.20% to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through January 2, 2015.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee is waived.  For the fiscal year ended August 31, 2014, fees of $92,043 were waived by the Adviser with respect to the Micro Cap Growth Fund.

The Adviser has contractually agreed to waive up to 100% of its advisory fee of 0.50% of the Wisdom Fund’s average daily net assets up to $500 million, or 0.40% above $500 million, to the extent that the Fund’s total annual operating expenses (excluding any taxes, interest brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 1.95% of average daily net assets through January 2, 2015.  The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Wisdom Fund’s expenses to exceed 1.95%.  For the fiscal year ended August 31, 2014, fees of $50,192 were waived by the Adviser with respect to the Wisdom Fund.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap	Wisdom
Growth Fund	Growth Fund	Fund	Expiration
$53,238	$—	$52,573	August 31, 2015
—	19,566	—	November 30, 2015
59,468	104,217	53,874	August 31, 2016
54,689	92,043	50,192	August 31, 2017
$167,395	$215,826	$156,639

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. U.S. Bancorp Asset Management, Inc. served as the securities lending agent. All providers receive customary fees for services rendered.

NOTE 7—SECURITIES LENDING

The Funds were eligible to lend portfolio securities equal in value to up to 33% of their total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, Inc. The Agreement required that loans be collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds received compensation in the form of fees and earn interest on the cash collateral. The amount of fees depended on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Funds would continue to receive interest or dividends on the securities loaned during the borrowing period. The Funds had the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management, Inc. received no income from the Internet Fund for its securities lending administrative services during the fiscal year ended August 31, 2014.  The Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund did not participate in securities lending during the fiscal year ended August 31, 2014.

For the period September 1, 2013 through November 29, 2013, the Internet Fund had loaned securities that were collateralized by cash proceeds that the borrower paid to the Internet Fund. The cash collateral was invested by the custodian with the approval of the Adviser. Although risk was mitigated by the collateral and by an indemnification by the securities lending agent, the Internet Fund could have experienced a delay in recovering its securities and possible loss of income or value if the borrower failed to return the borrowed securities.  The Internet Fund exited the securities lending program on November 29, 2013, realizing a loss of $480,029 which is included in net realized gains on investments presented in the Statements of Operations.

NOTE 8—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Internet Fund incurred $152,028 in expenses pursuant to the 12b-1 Plan for the fiscal year ended August 31, 2014.

The Corporation, on behalf of the Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $24,547, the Micro Cap Growth Fund incurred $11,818 and the Wisdom Fund incurred $39,607 in expenses pursuant to the 12b-1 Plan for the fiscal year ended August 31, 2014.

NOTE 9—FUND REORGANIZATION

On November 9, 2012 the shareholders of the Predecessor Small Cap Growth Fund and Predecessor Micro Cap Growth Fund (the “Predecessor Funds”) approved an Agreement and Plan of Reorganization (“Reorganization Plan”), which qualified as a tax-free exchange for federal income tax purposes, providing for the transfer of assets and the assumption of liabilities of the Predecessor Funds to the Small Cap Growth Fund and Micro Cap Growth Fund, respectively (the “Funds”).  The Micro Cap Growth Fund was a newly created series of the Corporation. The Reorganization Plan provided for the acquisition by the Funds of all of the assets of the Predecessor Funds in exchange solely for the assumption of all of the liabilities of the Predecessor Funds and the issuance of shares of the Funds distributed pro rata by the Predecessor Funds to its shareholders in complete liquidation and termination of the Predecessor Funds. The Micro Cap Growth Fund adopted all of the history of the Predecessor Micro Cap Growth Fund. Class I and Class R shares of the Predecessor Funds were reorganized into Institutional Class and Investor Class shares of the Funds, respectively. Pursuant to the Reorganization Plan, each shareholder of the Predecessor Funds received shares of the Funds equal in value to the shares the shareholder had immediately prior to the Reorganization. On November 12, 2012, the reorganization was completed and the Predecessor Small Cap Growth Fund and Predecessor Micro Cap Growth Fund had $260,156 and $1,836,644 of unrealized appreciation, respectively, on that date.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

The following table illustrates the details of the reorganization of the Small Cap Growth Fund:

		Shares
Predecessor	Predecessor	Issued to			Small Cap
Small Cap	Small Cap	Shareholders	Small Cap	Small Cap	Growth
Growth	Growth	of Predecessor	Growth	Growth	Fund			Tax
Fund	Fund	Small Cap	Fund	Fund	Share	Combined	Combined	Status of
Share Class	Net Assets	Growth Fund	Net Assets	Shares	Class	Net Assets	Shares	Transfer
Class I	$8,828,597	682,698	$—	—	Institutional	$8,828,597	682,698	Non-taxable
Class R	1,900,692	146,977	4,783,565	369,904	Investor	6,684,257	516,881	Non-taxable
Total	$10,729,289	829,675	$4,783,565	369,904		$15,512,854	1,199,579

The components of net assets immediately before the acquisition were as follows:

		Distributions in	Accumulated Net	Net Unrealized
		Excess of Net	Realized Loss	Appreciation/
	Capital Stock	Investment Income	on Investments	Depreciation	Net Assets
Small Cap Growth Fund II	$20,453,928	$(179,199)	$(9,805,596)	$260,156	$10,729,289
Small Cap Growth Fund	19,659,332	(427,728)	(14,650,238)	202,199	4,783,565
Total	$40,113,260	$(606,927)	$(24,455,834)	$462,355	$15,512,854

*
Due to rules under section 381 and 382 of the Internal Revenue Code, the combined fund will only be able to utilize $9,228,837 of the $22,868,661 capital loss carryforward. The combined fund may not utilize the remaining $13,639,824.  Additionally, there are losses of $547,500 subject to annual limitations over the next four years.  The Fund will only be able to utilize $136,875 of these losses each year for the next four years.

The following table illustrates the details of the reorganization of the Micro Cap Growth Fund:

		Shares
		Issued to
Predecessor	Predecessor	Shareholders
Micro Cap	Micro Cap	of Predecessor	Micro Cap	Micro Cap		Tax
Growth Fund	Growth Fund	Micro Cap	Growth Fund	Growth Fund	Combined	Status of
Share Class	Net Assets	Growth Fund	Net Assets	Share Class	Net Assets	Transfer
Class I	$41,722,139	2,225,058	$—	Institutional	$41,722,139	Non-taxable
Class R	4,353,097	239,629	—	Investor	4,353,097	Non-taxable
Total	$46,075,236	2,464,687	$—		$46,075,236

NOTE 10—NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The effective date of this ASU is for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2014

NOTE 11—SUBSEQUENT EVENTS

In preparing these financial statements, the Corporation has evaluated events after August 31, 2014 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Jacob Funds Inc.
and the Shareholders of the Jacob Internet Fund, Jacob Small Cap Growth Fund,
Jacob Micro Cap Growth Fund and Jacob Wisdom Fund

We have audited the accompanying statements of assets and liabilities of the Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Wisdom Fund, each a series of shares of Jacob Funds Inc. (the “Funds”), including the schedules of investments, as of August 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period presented in the period then ended and each of the respective years or periods ended August 31, 2010.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for all of the remaining years presented were audited by other auditors, whose reports dated November 23, 2009 and July 30, 2010, each expressed an unqualified opinion on such financial highlights.

We have also audited the accompanying statement of assets and liabilities of Jacob Micro Cap Growth Fund, a series of shares of Jacob Funds Inc., including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended, for the period ended August 31, 2013 and for the year ended November 30, 2012.  These financial statements and financial highlights are the responsibility of Jacob Micro Cap Growth Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for each of the years in the three-year period ended November 30, 2011 were audited by other auditors whose report, dated January 27, 2012, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2014 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Wisdom Fund as of August 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and each of the respective years or periods ending August 31, 2010, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, the financial statements and financial highlights referred to above for Jacob Micro Cap Growth Fund present fairly, in all material respects, the financial position of Jacob Micro Cap Growth Fund as of August 31, 2014, the results of its operations for the year then ended, and the changes in net assets and financial highlights for the year then ended, the period ended August 31, 2013 and the year ended November 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 29, 2014

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended August 31, 2014 for the Internet Fund, Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on Investor Class shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/2014–8/31/2014) for the Internet Fund, Small Cap Growth Fund, Micro Cap Growth Fund and Wisdom Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/14	Value 8/31/14	3/1/14–8/31/14*
Actual	$1,000.00	$ 986.90	$12.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.56	$12.15
_______________
*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.41% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/14	Value 8/31/14	3/1/14–8/31/14*
Actual	$1,000.00	$ 935.50	$9.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.88	$9.84
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/14	Value 8/31/14	3/1/14–8/31/14*
Actual	$1,000.00	$ 934.30	$10.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.36	$11.35
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.25% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/14	Value 8/31/14	3/1/14–8/31/14*
Actual	$1,000.00	$ 885.50	$10.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,001.87	$10.85
_______________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 2.15% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Micro Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/14	Value 8/31/14	3/1/14–8/31/14*
Actual	$1,000.00	$ 884.00	$11.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.36	$12.35
_______________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.45% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Wisdom Fund – Investor Class

			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/14	Value 8/31/14	3/1/14–8/31/14*
Actual	$1,000.00	$1,063.20	$10.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.88	$9.84
_______________
*	Expenses are equal to the Wisdom Fund’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 18%.  The percentage of dividends declared from net investment income designated as qualified dividend income is as follows:

Wisdom Fund	100%
Micro Cap Growth Fund	3.28%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2014 is as follows:

Wisdom Fund	97.63%
Micro Cap Growth Fund	2.54%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) is as follows:

Micro Cap Growth Fund	100%

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

Information about Directors

The business and affairs of the Funds are managed under the direction of the Corporation’s Board of Directors.  Information pertaining to the Directors of the Corporation is set forth below.  The Statement of Additional Information includes additional information about the Corporation’s Directors and Officers and is available, without charge, upon request by calling toll-free 1-888-JACOB-FX (522-6239).

				Number of
		Term of		Portfolios
	Position(s)	Office &		in Fund	Other
	Held	Length		Complex	Directorships
	within the	of Time	Principal Occupation	Overseen	Held by
Name, Address and Age	Corporation	Served(1)	During Past Five Years	by Director	Director

Independent Directors:

William B. Fell	Director	Since	Chief Financial Officer, Rhoads	4	None
653 Manhattan Beach Blvd. #J		1999	Industries, Inc., since 2012;
Manhattan Beach, CA 90266			Accounting and Financial
Age: 45			Consultant, 2010–2012;
			Controller, ABB Inc.,
			Instrumentation Division,
			2009–2010; General Accounting
			Manager, ABB Inc.,
			Instrumentation Division,
			February 2004–September 2009.

Christopher V. Hajinian	Director	Since	Media Production, since 2011;	4	None
653 Manhattan Beach Blvd. #J		1999	Property Management, since
Manhattan Beach, CA 90266			2008.
Age: 45

Jeffrey I. Schwarzschild	Director	Since	Chief Counsel, California	4	None
653 Manhattan Beach Blvd. #J		1999	Conservation Corps, since
Manhattan Beach, CA 90266			September 2011; Deputy
Age: 43			Attorney General, The State
			of California, October 2006–
			September 2011.

Interested Director:

Ryan I. Jacob(2)	Director,	Since	Chairman and Chief Executive	4	None
653 Manhattan Beach Blvd. #J	President,	1999	Officer of the Adviser since 1999.
Manhattan Beach, CA 90266	Chairman of
Age: 45	the Board
	and Chief
	Executive
	Officer

(continued on next page)

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

(continued from previous page)

Term of
	Position(s)	Office &
	Held	Length
	within the	of Time	Principal Occupation
Name, Address and Age	Corporation	Served(1)	During Past Five Years

Officers:

Francis J. Alexander(3)	Vice	Since	Member of the Adviser and portfolio manager of the
653 Manhattan Beach Blvd. #J	President,	1999	Internet Fund since inception in 1999, Director of the
Manhattan Beach, CA 90266	Secretary and		Internet Fund, 1999–October 2003; President,
Age: 70	Treasurer		Alexander Capital Management, Inc., March
1985–present.

Shane Morris(3)	Chief	Since	Operations Manager for the Adviser since July 2008.
653 Manhattan Beach Blvd. #J	Compliance	July
Manhattan Beach, CA 90266	Officer and	2008
Age: 37	Anti-Money
Laundering
Compliance
Officer
__________
(1)	Each Director holds office during the lifetime of the Funds, until his termination, or until the election and qualification of his successor.
(2)	Ryan I. Jacob is deemed to be an “interested person” of the Funds (as defined in the 1940 Act) because of his affiliation with the Adviser.
(3)	Francis J. Alexander and Shane Morris are related to each other as stepfather and stepson, respectively.

Annual Report

August 31, 2014

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB MICRO CAP GROWTH FUND
JACOB WISDOM FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser	Custodian
Jacob Asset Management of New York LLC	U.S. Bank, N.A.

Administrator and Transfer Agent	Legal Counsel
and Dividend Agent	Stradley Ronon Stevens & Young, LLP
U.S. Bancorp Fund Services, LLC
Independent Registered Public
Underwriter and Distributor	Accounting Firm
Quasar Distributors, LLC	BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund, the Jacob Micro Cap Growth Fund and the Jacob Wisdom Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Registrant's Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that William B. Fell possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated William B. Fell as the “audit committee financial expert.”  Mr. Fell is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant, BBD, LLP.

	FYE 8/31/2014	FYE 8/31/2013
Audit Fees	$52,000	$52,000
Audit-Related Fees	$0	$0
Tax Fees	$8,000	$8,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2014	FYE 8/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

During the last two fiscal years, there were no non-audit services, other than those disclosed above under “Tax Fees” and “All Other Fees” rendered by the principal accountant to the Registrant.  In addition, there were no non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
Ryan Jacob, President

Date   November 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
Ryan Jacob, President

Date   November 5, 2014

By (Signature and Title)  /s/ Francis Alexander
Francis Alexander, Treasurer

Date   November 6, 2014